TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Pre-tax Income (Loss)
Pre-tax income (loss) is comprised as follows:
	Year ended December 31,
	2018	2017	2016

Domestic	$(9,877)	$(17,539)	$(7,033)
Foreign	1,890	1,031	1,243

	$(7,987)	$(16,508)	$(5,790)

Schedule of the Reconciliation of the Theoretical Tax Expenses
A reconciliation of the theoretical tax expenses, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expenses is as follows:

	Year ended December 31,
	2018	2017	2016

Loss before taxes on income	$(7,987)	$(16,508)	$(5,790)

Theoretical tax income computed at the Israeli statutory tax rate (23%, 24% and 25% for the years 2018, 2017 and 2016, respectively)	$(1,837)	$(3,962)	$(1,448)

Changes in valuation allowance	1,189	8,946	(469)
Increase (decrease) in losses and temporary differences due to change in Israeli corporate and “Approved Enterprise" tax	659	(5,376)	(216)
Write off of prepaid and withholding taxes	1,828	909	1,759
Foreign tax rates differences related to subsidiaries	50	(48)	576
Non-deductible expenses and other	65	684	567
Non-deductible share-based compensation expense	474	411	1,435

Actual tax expense	$2,428	$1,564	$2,204

Schedule of Income Tax Expense
Income tax expense is comprised as follows:

	Year ended December 31,
	2018	2017	2016

Current taxes	$580	$689	$211
Deferred taxes expense (benefit)	20	(34)	234
Write off of prepaid and withholding taxes	1,828	909	1,759

	$2,428	$1,564	$2,204

Schedule of Deferred Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income taxes are as follows:

	December 31,
	2018	2017
Deferred tax assets:
Operating and capital loss carryforwards	$21,348	$20,102
Reserves and allowances	3,723	3,800

Deferred tax asset before valuation allowance	25,071	23,902
Valuation allowance	(24,790)	(23,601)
Net deferred tax asset	281	301

Deferred tax liability	-	-
Net deferred tax asset	$281	$301